Basic and diluted net (loss) income per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Nov. 21, 2012 Class A common shares	Dec. 31, 2013 Class A common shares	Dec. 31, 2012 Class A common shares	Nov. 21, 2012 ADSs USD ($)	Dec. 31, 2013 ADSs USD ($)	Dec. 31, 2013 ADSs CNY	Dec. 31, 2012 ADSs CNY	Dec. 31, 2011 ADSs CNY
Numerator:
Net (loss) income attributable to the Company	$ 78,917	477,727	89,177	(83,156)
(Accretion) decretion to convertible redeemable preferred shares redemption value			1,293,875	(223,663)
Allocation of net income to participating preferred shareholders			(478,754)
Net (loss) income attributable to common shareholders	78,917	477,727	904,298	(306,819)
Dilutive effect of preferred shares			(815,121)
Numerator for diluted (loss) income per share		477,727	89,177	(306,819)
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	1,122,475,688	1,122,475,688	604,703,810	485,883,845					56,123,784	56,123,784	30,235,191	24,294,192
Dilutive effect of preferred shares			320,142,965
Dilutive effect of share options	16,362,048	16,362,048	17,782,885
Dilutive effect of restricted shares	14,400,670	14,400,670	30,594,877
Dilutive effect of restricted share units	27,882,891	27,882,891	4,802,491
Dilutive effect of share-based awards granted to CEO and Chairman (in shares)			14,441,808
Denominator for diluted calculation (in shares)	1,181,121,297	1,181,121,297	992,468,836	485,883,845					59,056,065	59,056,065	49,623,442	24,294,192
-basic (in CNY/dollars per share)	$ 0.07	0.43	1.50	(0.63)					$ 1.41	8.51	29.91	(12.63)
-diluted (in CNY/dollars per share)	$ 0.07	0.40	0.09	(0.63)					$ 1.34	8.09	1.80	(12.63)
Additional Information
Number of ADS issued and sold in IPO (in shares)					179,400,000	21,256,900	179,400,000	8,970,000
Public offering price per ADS (in dollars per share)								$ 10.50
Number of common shares represented by each ADS					20	20